Stock-based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance, Number of Shares, Outstanding	241,505	303,178
Number of Shares, Granted	202,074
Number of Shares, Vested	(115,349)
Number of Shares, Forfeitures	(14,170)
Ending Balance, Number of Shares, Outstanding	314,060	241,505	303,178
Beginning Balance, Weighted Average Grant Price, Outstanding	$ 99.55
Weighted Average Grant Price, Granted	26.70	$ 101.20	$ 82.20
Weighted Average Grant Price, Vested	111.15
Weighted Average Grant Price, Forfeitures	74.25
Ending Balance, Weighted Average Grant Price, Outstanding	$ 49.55	$ 99.55